Income Tax Provision (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2012
Deferred Tax Assets
NOL carry-forwards for federal income tax purposes	$ 13,036
Offset against future taxable income until	2032
Net deferred tax assets	4,432
Pro Forma Deferred Tax Assets
NOL carry-forwards for federal income tax purposes	9,735
Offset against future taxable income until	2032
Net deferred tax assets and valuation allowance	3,310
Valuation allowance	$ 3,310